Leases - Maturities of operating lease liabilities (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
2024		$ 1,907,000
2025		1,962,000
2026		1,631,000
2027		116,000
Total future minimum lease payments		5,616,000
Less: imputed interest		441,000
Present value of Lease Liabilities		5,175,000
Operating leases	$ 2,942,000	1,664,000	$ 1,530,000
Operating leases	$ 18,345,000	3,511,000	5,174,000
ElectraMeccanica Vehicles Corp
Leases
2024		2,698,551
2025		2,763,290
2026		2,847,403
2027		2,598,847
2028		2,647,158
Thereafter		12,583,504
Total future minimum lease payments		26,138,753
Less: imputed interest		9,617,236
Present value of Lease Liabilities		16,521,517	18,338,959
Operating leases		1,028,676	810,677
Operating leases		$ 15,492,841	$ 17,528,282